Consolidated Condensed Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance beginning at Dec. 31, 2020
Balance beginning (in Shares) at Dec. 31, 2020
Issuance of Class B common stock to Sponsor		$ 719	24,281		25,000
Issuance of Class B common stock to Sponsor (in Shares)		7,187,500
Accretion for Class A common stock subject to redemption amount			(2,679,281)	(22,344,197)	(25,023,478)
Cash paid in excess of fair value of private warrants			2,655,000		2,655,000
Net income (loss)				5,268,961	5,268,961
Balance ending at Dec. 31, 2021		$ 719		(17,075,236)	(17,074,517)
Balance ending (in Shares) at Dec. 31, 2021		7,187,500
Net income (loss)				3,666,959	3,666,959
Balance ending at Mar. 31, 2022		$ 719		(13,408,277)	(13,407,558)
Balance ending (in Shares) at Mar. 31, 2022		7,187,500
Balance beginning at Dec. 31, 2021		$ 719		(17,075,236)	(17,074,517)
Balance beginning (in Shares) at Dec. 31, 2021		7,187,500
Net income (loss)					7,495,141
Balance ending at Sep. 30, 2022		$ 719		(10,563,707)	(10,562,988)
Balance ending (in Shares) at Sep. 30, 2022		7,187,500
Balance beginning at Dec. 31, 2021		$ 719		(17,075,236)	(17,074,517)
Balance beginning (in Shares) at Dec. 31, 2021		7,187,500
Accretion for Class A common stock subject to redemption amount				(2,857,770)	(2,857,770)
Net income (loss)				9,846,711	9,846,711
Balance ending at Dec. 31, 2022		$ 719		(10,086,295)	(10,085,576)
Balance ending (in Shares) at Dec. 31, 2022		7,187,500
Balance beginning at Mar. 31, 2022		$ 719		(13,408,277)	(13,407,558)
Balance beginning (in Shares) at Mar. 31, 2022		7,187,500
Net income (loss)				2,345,241	2,345,241
Balance ending at Jun. 30, 2022		$ 719		(11,063,036)	(11,062,317)
Balance ending (in Shares) at Jun. 30, 2022		7,187,500
Accretion for Class A common stock subject to redemption amount				(983,612)	(983,612)
Net income (loss)				1,482,941	1,482,941
Balance ending at Sep. 30, 2022		$ 719		(10,563,707)	(10,562,988)
Balance ending (in Shares) at Sep. 30, 2022		7,187,500
Balance beginning at Dec. 31, 2022		$ 719		(10,086,295)	(10,085,576)
Balance beginning (in Shares) at Dec. 31, 2022		7,187,500
Accretion for Class A common stock subject to redemption amount				(1,994,334)	(1,994,334)
Adjustment related to convertible promissory note				(811,150)	(811,150)
Class B common stock converted to class A common stock	$ 705	$ (705)
Class B common stock converted to class A common stock (in Shares)	7,047,500	(7,047,500)
Net income (loss)				891,866	891,866
Balance ending at Mar. 31, 2023	$ 705	$ 14		(11,999,913)	(11,999,194)
Balance ending (in Shares) at Mar. 31, 2023	7,047,500	140,000
Balance beginning at Dec. 31, 2022		$ 719		(10,086,295)	(10,085,576)
Balance beginning (in Shares) at Dec. 31, 2022		7,187,500
Net income (loss)					257,309
Balance ending at Sep. 30, 2023	$ 705	$ 14		(13,316,770)	(13,316,051)
Balance ending (in Shares) at Sep. 30, 2023	7,047,500	140,000
Balance beginning at Mar. 31, 2023	$ 705	$ 14		(11,999,913)	(11,999,194)
Balance beginning (in Shares) at Mar. 31, 2023	7,047,500	140,000
Accretion for Class A common stock subject to redemption amount				(367,155)	(367,155)
Net income (loss)				247,093	247,093
Balance ending at Jun. 30, 2023	$ 705	$ 14		(12,119,975)	(12,119,256)
Balance ending (in Shares) at Jun. 30, 2023	7,047,500	140,000
Accretion for Class A common stock subject to redemption amount				(315,145)	(315,145)
Net income (loss)				(881,650)	(881,650)
Balance ending at Sep. 30, 2023	$ 705	$ 14		$ (13,316,770)	$ (13,316,051)
Balance ending (in Shares) at Sep. 30, 2023	7,047,500	140,000